Note 25 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about derivative financial instruments [text block]
	Year ended December 31,
	2022	2021
Derivatives hedging borrowings and investments	6,480	2,472
Other derivatives	24,325	8,843
Contracts with positive fair values	30,805	11,315

Derivatives hedging borrowings and investments	-	(147)
Other derivatives	(7,127)	(11,181)
Contracts with negative fair values	(7,127)	(11,328)
Total	23,678	(13)

Disclosure of detailed information about hedged items [text block]
Purchase currency	Sell currency	Term	Fair Value		Hedge Accounting Reserve
			2022	2021	2022	2021
MXN	USD	2023	6,571	1,444	(67)	(93)
USD	MXN	2023	-	(838)	-	-
EUR	USD	2023	1,866	(7,670)	(2,786)	(7,430)
USD	EUR	2023	20,783	9,092	23,935	8,258
JPY	USD	2023	-	(269)	-	557
USD	BRL	2023	(2,490)	(1,030)	-	-
USD	KWD	2023	(129)	-	-	-
USD	CAD	2023	404	(246)	-	-
USD	GBP	2023	(11)	(55)	-	-
USD	CNY	2023	(242)	(130)	-	-
BRL	USD	2023	223	(238)	-	-
Others		2023	63	(40)	3	-
Total			27,038	20	21,085	1,292

Purchase Commodity	Term	Fair Value		Hedge Accounting Reserve
		2022	2021	2022	2021
Houston Ship Channel Gas	2023	(814)	(33)	(814)	(33)
LME Scrap	2023	29	-	(3,148)	-
Iron Ore	2023	12	-	(1,274)	-
Electric Energy	2023	(519)	-	(519)	-
TTF Gas	2023	(2,068)	-	(2,207)	-
Total		(3,360)	(33)	(7,963)	(33)

Disclosure of detailed information of the hedge reserve evolution [text block]
	Equity Reserve Dec-2020	Movements 2021	Equity Reserve Dec-2021	Movements 2022	Equity Reserve Dec-2022
Foreign Exchange & Commodities	(4,771)	6,030	1,259	11,863	13,122
Total Cash flow Hedge	(4,771)	6,030	1,259	11,863	13,122